Fair Value Measurement (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value Disclosures [Abstract]
Transfers out of Level 3	$ 969,000	[1]	$ 0	[1]
Monthly swap settlements	$ 2,400,000		$ (1,600,000)		$ 0

[1]	Amounts transferred out are reflected at fair value as of the end of the period